Interest-Bearing Deposits - Summary of Interest - Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Interest Bearing Deposits [Line Items]
Total interest-bearing deposits	$ 409,588	$ 372,961
Interest-bearing Deposits [Member]
Interest Bearing Deposits [Line Items]
Demand	119,579	97,683
Savings	180,217	163,169
In excess of $250,000	12,026	13,102
Other	97,766	99,007
Total interest-bearing deposits	$ 409,588	$ 372,961